PROPERTY AND EQUIPMENT - Property and equipment , Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Composition:
Cost		$ 3,437	$ 3,437
Accumulated depreciation		3,202	3,003
Depreciated cost	$ 198	235	434
Office furniture and equipment
Composition:
Cost		75	75
Accumulated depreciation		62	55
Computer software and electronic equipment
Composition:
Cost		249	249
Accumulated depreciation		249	249
Laboratory equipment
Composition:
Cost		2,276	2,276
Accumulated depreciation		2,074	1,897
Leasehold improvements
Composition:
Cost		837	837
Accumulated depreciation		$ 817	$ 802